      HSBC Funds Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      [Logo of HSBC Asset Management Americas Inc. Appears Here]
--------------------------------------------------------------------------------

      Cash Management Fund
      Government Money Market Fund
      U.S. Treasury Money Market Fund
      New York Tax-Free Money Market Fund
     ------------------------------------------------------------------

Portfolio Review

July 18, 2000

Dear Shareholder:

The first half of the year was highlighted by the Federal Reserve Open Market Committee's continued desire to contain inflation and cool down an overheated economy. On May 16th, they raised interest rates 50 basis points to 6.50%, the most aggressive single tightening since 1995. Including this increase, the Federal Reserve has in the past year raised interest rates six times for a total of 175 basis points from 4.75% to 6.50%. With this aggressive interest rate backdrop, the market was also expecting at least another 25-50 basis point increase at the June 28th meeting but widespread economic evidence of a slowdown in economic activity cooled down the Fed as the second quarter came to a close.

Given our continued belief that inflation is still a threat and the economy has only temporarily slowed down, we feel that the Federal Reserve will raise interest rates 50 basis points during 2000 and 75 basis points over the next year. Additionally, the Fed is very sensitive to the fact that once the end to the tightening cycle is perceived, the markets will rally which could re-ignite the economy so we expect continued tough talk from Fed Chairman Greenspan.

As in the past, our main objective is to ensure that the HSBC Money Market Funds reflect the highest standards characterized by safety, stability, service and performance. HSBC Asset Management values our relationship and we appreciate this chance to work on your behalf.

HSBC Funds Trust

For the six months ended June 30, 2000, the Class A Shares of the Cash Management Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, and the New York Tax-Free Money Market Fund had total returns of 2.81%, 2.68%, 2.57%, and 1.63%, respectively.

Sincerely,

/s/ Edward J. Merkle

Edward J. Merkle
Managing Director, Fixed Income

--------
Past performance is not predictive of future performance as yields on money market funds fluctuate daily. An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The total returns set forth reflect the reduction of a portion of each Fund's fees. Without such a reduction of fees, the total returns for the period would have been lower.

Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager for the six months ended June 30, 2000. The manager's views are subject to change at any time based on the market and other conditions.

HSBC Funds Trust

Board of Trustees

JEFFREY J. HAAS         Professor of Law, New York Law School

RICHARD J. LOOS         Former Managing Director, HSBC Asset Management
                        Americas Inc.

CLIFTON H.W. MALONEY    President, C.H.W. Maloney & Co. Inc.

JOHN C. MEDITZ          President, Horizon Asset Management, Inc.

HARALD PAUMGARTEN       Managing Director, Heritage Capital Corp.

JOHN P. PFANN           Former Senior Vice President and Treasurer, ITT

ROBERT A. ROBINSON      Trustee, Henrietta and B. Frederick H. Bugher
                        Foundation
--------------------------------------------------------------------------------

Officers

WALTER B. GRIMM         President


ANTHONY J. FISCHER      Vice President


CHARLES L. BOOTH        Vice President


MARK L. SUTER           Vice President


NADEEM YOUSAF           Treasurer


STEVEN R. HOWARD        Secretary


ALAINA V. METZ          Assistant Secretary


ROBERT L. TUCH          Assistant Secretary

HSBC Funds Trust

Schedule of Portfolio Investments as of June 30, 2000 (Unaudited)

                              CASH MANAGEMENT FUND

                                              Maturity  Principal   Amortized
         Security Description           Rate    Date     Amount        Cost
         --------------------           ----  -------- ----------- ------------
COMMERCIAL PAPER (42.3%)
 Banking and Financial Services (37.3%)
  Andina Corp (LOC--Barclay Bank)...... 6.24%   7/6/00 $ 9,483,000 $  9,474,373
  Budget Funding....................... 4.99    7/7/00  21,000,000   20,976,199
  Capital USA Funding.................. 6.32   7/13/00  14,442,000   14,410,228
  Capital USA Funding.................. 6.41   7/20/00   6,500,000    6,477,187
  Dollar Thrifty....................... 5.63   7/17/00  17,000,000   16,949,378
  Eagle Funding........................ 6.30    7/7/00  11,480,000   11,467,429
  Eagle Funding........................ 6.36   7/14/00   9,500,000    9,477,153
  Enterprize Funding................... 6.21    7/6/00  16,000,000   15,985,378
  Petro Brasilia INT'L................. 6.41   7/21/00  11,000,000   10,959,544
  Province of Quebec Bank.............. 6.69  11/20/00  19,410,000   18,894,740
  Sigma Finance........................ 6.56   8/25/00  19,500,000   19,302,183
                                                                   ------------
                                                                    154,373,792
                                                                   ------------
 Hotels (5.0%)
  Accor SA............................. 6.48    8/7/00  21,000,000   20,856,471
                                                                   ------------
  Total Commercial Paper (Amortized Cost - $175,230,263).........   175,230,263
                                                                   ------------
YANKEE CERTIFICATES OF DEPOSIT (21.6%)
 Banking and Financial Services (21.6%)
  Bank of Nova Scotia.................. 6.71   2/12/01  20,000,000   19,994,715
  Deutsche Bank........................ 7.05    5/2/01  19,000,000   18,995,494
  Dresdner Bank NY*.................... 6.62   7/24/00  16,100,000   16,099,606
  Svenska Handelsbank NY............... 6.72   2/12/01  14,300,000   14,296,641
  Toronto Dominion..................... 6.68    2/8/01  20,000,000   19,995,382
                                                                   ------------
  Total Yankee Certificates of Deposit (Amortized Cost -
    $89,381,838).................................................    89,381,838
                                                                   ------------
MEDIUM TERM NOTES (33.8%)
 Banking and Financial Services (33.8%)
  American Express Centurian*.......... 6.62   5/17/01  19,000,000   19,000,000
  Bank of America NA*.................. 6.65    6/6/01  19,500,000   19,498,247
  Bear Stearns Co., Inc.*.............. 6.75   7/24/00   7,000,000    7,000,000
  Bear Stearns Co., Inc.*.............. 6.76  12/15/00  11,000,000   11,000,000
  Fleet Bank NA*....................... 6.76   4/20/01  16,000,000   16,008,796
  Ford Motor Credit Co*................ 6.74   8/18/00  12,000,000   11,999,431
  Goldman Sachs Group, Inc.*........... 6.43   4/19/01  15,000,000   15,018,309
  Harris Trust & Savings*.............. 6.85   8/10/00  14,500,000   14,499,683

HSBC Funds Trust

                             CASH MANAGEMENT FUND

                                              Maturity  Principal   Amortized
         Security Description           Rate    Date     Amount        Cost
         --------------------           ----  -------- ----------- ------------
MEDIUM TERM NOTES (continued)
 Banking and Financial Services
  (continued)
  Merrill Lynch & Co.*................. 6.24%  4/18/01 $20,000,000 $ 19,996,249
  Prudential Funding*.................. 6.85  12/21/00   5,790,000    5,790,126
                                                                   ------------
  Total Medium Term Notes (Amortized Cost - $139,810,841)........   139,810,841
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS
 (2.2%)
 Federal Home Loan Bank (2.2%)
  Federal Home Loan Bank............... 6.75    3/1/01   5,000,000    5,000,000
  Federal Home Loan Bank............... 7.40    6/6/01   4,000,000    4,005,015
                                                                   ------------
  Total U.S. Government Agency Obligations (Amortized Cost -
    $9,005,015)..................................................     9,005,015
                                                                   ------------
  Total Investments (Amortized Cost - $413,427,957)--99.9%.......   413,427,957
  Other assets in excess of liabilities--0.1%....................       257,269
                                                                   ------------
  NET ASSETS--100.0%.............................................  $413,685,226
                                                                   ============

--------
 * Variable rate security. Rate represents rate in effect at June 30, 2000. Date presented represents the next rate change date.

LOC - Letter of Credit
NA - National Association (National Bank)
SA - Societe Anonyme (French corporation)

See Notes to Financial Statements.

HSBC Funds Trust

Schedule of Portfolio Investments as of June 30, 2000 (Unaudited)

                         GOVERNMENT MONEY MARKET FUND

                                              Maturity  Principal   Amortized
                                        Rate    Date     Amount       Cost
                                        ----  -------- ----------- -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS
 (101.8%)
 Federal Farm Credit Bank (48.7%)
  Federal Farm Credit Bank*............ 6.57%  9/14/00 $25,000,000 $25,000,000
                                                                   -----------
 Federal Home Loan Bank (29.2%)
  Federal Home Loan Bank............... 5.92  10/13/00   4,000,000   3,999,284
  Federal Home Loan Bank............... 6.60   1/26/01   5,000,000   5,000,000
  Federal Home Loan Bank............... 6.66    4/6/01   5,000,000   5,002,098
  Federal Home Loan Bank............... 7.40    6/6/01   1,000,000   1,000,000
                                                                   -----------
                                                                    15,001,382
                                                                   -----------
 Federal Home Loan Mortgage Corporation
  (6.4%)
  Federal Home Loan Mortgage
   Corporation......................... 6.44   6/21/01   3,500,000   3,277,213
                                                                   -----------
 Federal National Mortgage Association
  (7.8%)
  Federal National Mortgage
   Association......................... 5.62    8/9/00   4,000,000   3,999,740
                                                                   -----------
 Student Loan Marketing Association
  (9.7%)
  Student Loan Marketing Association*.. 6.59    8/2/00   5,000,000   4,999,956
                                                                   -----------
  Total U.S. Government Agency Obligations (Amortized Cost -
    $52,278,291).................................................   52,278,291
                                                                   -----------
  Total Investments (Amortized Cost - $52,278,291)--101.8%.......   52,278,291
                                                                   -----------
  Liabilities in excess of other assets--(1.8)%..................     (911,842)
                                                                   -----------
  NET ASSETS--100.0%.............................................  $51,366,449
                                                                   ===========

--------
 * Variable rate security. Rate represents rate in effect at June 30, 2000. Date presented represents the next rate change date.

See Notes to Financial Statements.

HSBC Funds Trust

Schedule of Portfolio Investments as of June 30, 2000 (Unaudited)

                        U.S. TREASURY MONEY MARKET FUND

                 Security                        Maturity Principal  Amortized
               Description                 Rate    Date     Amount      Cost
               -----------                 ----  -------- ---------  ---------
U.S. TREASURY BILLS (17.1%)
U.S. Treasury Bills....................... 4.82% 12/7/00  $2,000,000 $1,948,237
U.S. Treasury Bills....................... 4.73  7/20/00   2,000,000  1,994,896
U.S. Treasury Bills....................... 4.96  11/9/00   4,500,000  4,409,374
                                                                     ----------
 Total U.S. Treasury Bills (Amortized Cost - $8,352,507)...........   8,352,507
                                                                     ----------
U.S. TREASURY NOTES (12.2%)
U.S. Treasury Notes....................... 4.88  3/31/01   6,000,000  5,936,572
                                                                     ----------
 Total U.S. Treasury Notes (Amortized Cost - $5,936,572)...........   5,936,572
                                                                     ----------

                                                                      Cost
                                                                      ----
REPURCHASE AGREEMENTS (71.0%)
Bear Stearns & Co., 6.45% due 7/3/00, with a maturity
 value of $13,006,988 (collateralized by $34,295,000
 U.S. Treasury Strips, 8/15/15, market value
 $13,213,117)........................................   13,000,000  13,000,000
Donaldson, Lufkin & Jenrette Securities Corp., 6.47%
 due 7/3/00, with a maturity value of $8,605,637
 (collateralized by $15,357,000 U.S. Treasury Strips,
 8/15/09, market value $8,777,395)...................    8,601,000   8,601,000
Lehman Brothers, Inc., 6.50% due 7/3/00, with a
 maturity value of $13,007,042 (collateralized by
 $10,120,000 U.S. Treasury Bonds, 8.88%, 2/15/19,
 market value $13,228,320)...........................   13,000,000  13,000,000
                                                                   -----------
 Total Repurchase Agreements (Amortized Cost - $34,601,000)......   34,601,000
                                                                   -----------
 Total Investments (Amortized Cost - $48,890,079)--100.3%........   48,890,079
 Liabilities in excess of other assets--(0.3)%...................     (146,377)
                                                                   -----------
 NET ASSETS--100.0%..............................................  $48,743,702
                                                                   ===========

--------
See Notes to Financial Statements.

HSBC Funds Trust

Schedule of Portfolio Investments as of June 30, 2000 (Unaudited)

                      NEW YORK TAX-FREE MONEY MARKET FUND

                Security                       Maturity Principal   Amortized
              Description                Rate    Date     Amount       Cost
              -----------                ----  -------- ---------   ---------
VARIABLE MUNICIPAL BONDS (57.4%)
Albany, New York Industrial Development
 Agency, Civic Facility Revenue, Series
 A (LOC - Keybank NA)*.................. 4.65%  7/6/00  $2,000,000 $  2,000,000
Chemung County, New York Industrial
 Development Agency, Civic Facility
 Revenue Series A (LOC - Chase Manhattan
 Bank)*................................. 4.65   7/6/00   2,805,000    2,805,000
Long Island Power Authority New York
 Electric System Revenue, Sub-Series
 1*..................................... 4.65   7/5/00   6,100,000    6,100,000
New York City Housing Development
 Corporation Multifamily Rental Housing
 Revenue, Series A, AMT (FNMA
 Collateral)*........................... 4.45   7/5/00   2,000,000    2,000,000
New York City Housing Development
 Corporation Multifamily Rental Housing
 Revenue, Series A, AMT (LOC - Fannie
 Mae)*.................................. 4.50   7/5/00   3,000,000    3,000,000
New York City Industrial Development
 Agency Facilities Revenue, Callable
 1/1/04 @ 100*.......................... 5.25   7/5/00   1,700,000    1,700,000
New York City Industrial Development
 Agency, Civic Facilities Revenue
 (LOC - Chase Manhattan Bank)*.......... 4.65   7/5/00     900,000      900,000
New York City Municipal Water Finance
 Authority, Water & Sewer System
 Revenue, Series A (FGIC Insured)*...... 4.45   7/3/00     500,000      500,000
New York City, Series D, GO (FGIC
 Insured)*.............................. 4.75   7/5/00   2,100,000    2,100,000
New York City, Series F-4, GO
 (LOC - Landesbank Hessen)*............. 4.65   7/5/00   1,225,000    1,225,000
New York City, Sub-Series A-6, GO
 (LOC - Landesbank Hessen)*............. 4.65   7/5/00     900,000      900,000
New York City, Sub-Series A-6, GO
 (LOC - Landesbank Hessen)*............. 4.75   7/5/00   1,000,000    1,000,000
New York City, Sub-Series E-2, GO
 (LOC - Morgan Guaranty Trust)*......... 4.55   7/3/00   3,000,000    3,000,000
New York City, Sub-Series J-2, GO*...... 4.65   7/5/00   3,300,000    3,300,000
New York State Dormitory Authority
 Revenue, Municipal Securities Trust
 Receipts (LOC - Chase Manhattan
 Bank)*................................. 4.80   7/5/00   4,300,000    4,300,000
New York State Dormitory Authority
 Revenue, Series B*..................... 4.45   7/3/00   2,000,000    2,000,000
New York State Environmental Facilities
 Corporation Pollution Control Revenue,
 Series 9 (LOC - Bank of New York),
 Callable 6/15/04 @ 102*................ 4.72   7/6/00   4,500,000    4,500,000
New York State Housing Finance Agency
 Revenue, Series A, AMT (FNMA
 Collateral)*........................... 4.45   7/5/00   4,500,000    4,500,000

HSBC Funds Trust

                      NEW YORK TAX-FREE MONEY MARKET FUND

                Security                        Maturity Principal   Amortized
              Description                 Rate    Date     Amount       Cost
              -----------                 ----  -------- ---------   ---------
VARIABLE MUNICIPAL BONDS (continued)
New York State Housing Finance Agency
 Revenue, Series A, AMT (LOC - Chase
 Manhattan Bank)*.......................  4.75%  7/5/00  $4,600,000 $  4,600,000
New York State Housing Finance Agency
 Revenue, Series A, AMT (LOC - Federal
 Home Loan Bank, The Dime Savings
 Bank of New York)*.....................  4.50   7/5/00   3,600,000    3,600,000
New York State Housing Finance Agency
 Revenue, Series A, AMT (LOC - Fleet
 Bank NA)*..............................  4.70   7/5/00   2,100,000    2,100,000
New York State Housing Finance Agency
 Revenue, Series A, AMT (LOC - Fleet
 Bank NA)*..............................  4.70   7/5/00   2,600,000    2,600,000
New York State Housing Finance Agency
 Revenue, Series A, AMT (LOC - Fleet
 Bank NA)*..............................  4.70   7/5/00   1,000,000    1,000,000
New York State Housing Finance Agency
 Revenue, Series A, AMT*................  4.50   7/5/00     900,000      900,000
New York State Housing Finance Agency
 Revenue, Series A, AMT*................  4.75  7/19/00   2,000,000    2,000,000
New York State Local Assistance
 Corporation Series B*..................  4.35   7/5/00   1,900,000    1,900,000
New York State, Series A, GO
 (LOC - Credit Local de France)*........  4.40   6/8/01   4,400,000    4,400,000
Niagara County, New York Industrial
 Development Agency, Solid Waste
 Disposal Revenue, Series A
 (LOC - Wachovia Bank of North
 Carolina)*.............................  4.70   7/5/00     590,000      590,000
Yonkers, New York Industrial Development
 Agency, Civic Facilities Revenue
 (LOC - Credit Local de France)*........  4.65   7/5/00     800,000      800,000
                                                                    ------------
 Total Variable Municipal Bonds (Amortized Cost - $70,320,000)...     70,320,000
                                                                    ------------
NON-VARIABLE MUNICIPAL BONDS (31.1%)
Fulton County, New York Industrial
 Development Agency Revenue (LOC - Fleet
 Bank NA)...............................  5.00  12/1/00     230,000      230,000
Metropolitan Transit Authority New York
 Service Contract, Series 4, Prerefunded
 7/1/00 @ 101.5.........................  7.50   7/1/00   1,000,000    1,015,000
Monroe County, New York Industrial
 Development Agency Revenue.............  4.20   9/1/00   3,150,000    3,148,384
Municipal Assistance Corporation for New
 York City, Series D (AMBAC Insured)....  6.00   7/1/00   1,180,000    1,180,000
Nassau County, New York, GO.............  5.00  11/1/00   1,250,000    1,253,231

HSBC Funds Trust

                      NEW YORK TAX-FREE MONEY MARKET FUND

               Security                        Maturity Principal   Amortized
              Description                Rate    Date     Amount       Cost
              -----------                ----  -------- ---------   ---------
NON-VARIABLE MUNICIPAL BONDS
 (continued)
New York City Housing Development
 Corporation Multifamily Housing
 Revenue, Series A.....................  4.65%   5/1/01 $2,265,000 $  2,265,000
New York City Municipal Water Financial
 Authority, Water & Sewer System
 Revenue, Series A, Prerefunded 6/15/01
 @ 100.................................  6.25   6/15/01  1,010,000    1,027,534
New York City Transitional Finance
 Authority Revenue, Series B...........  4.00  11/15/00  1,000,000      999,789
New York City, Series A, GO............  5.40    8/1/00    600,000      600,840
New York City, Series B, GO............  5.30   8/15/00    700,000      701,213
New York City, Series F, GO............  4.25    8/1/00  1,890,000    1,890,484
New York City, Series F, GO (MBIA
 Insured)..............................  3.00  11/15/00  1,000,000      995,433
New York City, Series G, GO............  5.40    2/1/01  2,020,000    2,033,181
New York City, Series H, GO............  7.88    8/1/00    835,000      837,783
New York City, Series H, GO............  6.90    2/1/01    505,000      512,017
New York State Dormitory Authority
 Revenue, Series A, Prerefunded 7/1/00
 @ 102.................................  7.63    7/1/00    500,000      510,000
New York State Dormitory Authority
 Revenue, Series A-55, SPA (MBIA
 Insured)..............................  4.85    2/5/00  4,200,000    4,200,001
New York State Dormitory Authority
 Revenue, Series B.....................  5.00   8/15/00  1,000,000    1,001,130
New York State Dormitory Authority
 Revenue, Series F (FGIC Insured),
 Prerefunded 7/1/00 @ 102..............  7.50    7/1/00    500,000      510,000
New York State Dormitory Authority
 Revenue, Series F, Prerefunded 7/1/00
 @ 102.................................  7.88    7/1/00    500,000      510,000
New York State Medical Care Facilities
 Finance Agency Obligations, Series A..  8.00   11/1/00  2,000,000    2,026,889
New York State Medical Care Facilities
 Finance Agency Revenue, Prerefunded
 8/15/00 @ 102.........................  7.88   8/15/00    775,000      794,178
New York State Medical Care Facilities
 Financial Agency Revenue, Series F....  5.00   2/15/01  1,800,000    1,803,772
New York State Projects Finance Agency,
 Series A, (FSA Insured)...............  4.30   11/1/00  1,500,000    1,500,220
New York State Thruway Authority
 Service Contract Revenue
 (LOC - Highway & Bridge), Prerefunded
 1/1/01 @ 102..........................  7.25    1/1/01    845,000      873,804
New York State Urban Development
 Corporation Revenue, Series 2,
 Prerefunded 1/1/01 @ 100..............  6.50    1/1/01  1,500,000    1,517,021
Port Authority New York & New Jersey...  4.88    8/1/00    400,000      400,402

HSBC Funds Trust

                      NEW YORK TAX-FREE MONEY MARKET FUND

               Security                       Maturity Principal   Amortized
              Description               Rate    Date     Amount       Cost
              -----------               ----  -------- ---------   ---------
NON-VARIABLE MUNICIPAL BONDS
 (continued)
Port Authority New York & New Jersey... 3.90% 12/1/00  $1,500,000 $  1,498,733
Port Authority New York & New Jersey,
 AMT (MBIA Insured).................... 5.00   9/1/00   1,000,000    1,001,558
Triborough Bridge & Tunnel Authority
 New York Revenue, Series A............ 5.00   1/1/01     500,000      502,062
Triborough Bridge and Tunnel Authority
 New York Revenue, Series T,
 Prerefunded 1/1/01 @ 102.............. 7.00   1/1/01     760,000      785,674
                                                                  ------------
 Total Non-Variable Municipal Bonds (Amortized Cost -
   $38,125,333).................................................    38,125,333
                                                                  ------------
MUNICIPAL NOTES (9.4%)
Buffalo, New York, Series E, GO (FSA
 Insured).............................. 5.00  12/1/00     495,000      496,963
Irvington, New York Union Free School
 District, GO (State Aid Withholding
 Insured).............................. 5.00  6/15/01   2,000,000    2,009,940
Kinderhook, New York Central School
 District, GO.......................... 4.00  8/11/00   2,000,000    2,000,864
Liverpool, New York Central School
 District (State Aid Withholding
 Insured).............................. 5.00  7/12/01   1,875,827    1,883,893
Nassau County, New York, GO
 (LOC - State Street B&T Co.,
 Bayerische Landesbank)................ 6.00  3/20/01   3,000,000    3,031,768
New York State Dormitory Authority
 Lease Revenue, Series C............... 4.50   7/1/00     890,000      890,000
New York State Dormitory Authority
 Revenue (AMBAC Insured)............... 4.00   7/1/00     480,000      480,000
New York State Dormitory Authority
 Revenue, Series D..................... 4.00  8/15/00     695,000      695,249
                                                                  ------------
 Total Municipal Notes (Amortized Cost - $11,488,677)...........    11,488,677
                                                                  ------------
COMMERCIAL PAPER (5.3%)
New York State Power Authority......... 4.15  7/18/00   4,000,000    4,000,000
New York State, GO..................... 3.95  7/12/00   2,500,000    2,500,000
                                                                  ------------
 Total Commercial Paper (Amortized Cost - $6,500,000)...........     6,500,000
                                                                  ------------

HSBC Funds Trust

                      NEW YORK TAX-FREE MONEY MARKET FUND

                 Security                         Maturity          Net Asset
                Description                 Rate    Date   Shares     Value
                -----------                 ----  -------- ------   ---------
INVESTMENT COMPANIES (0.2%)
New York Money Fund........................ 5.20%  7/3/00  213,235 $    213,235
                                                                   ------------
 Total Investment Companies (Cost - $213,235)....................       213,235
                                                                   ------------
 Total Investments (Cost - $126,647,245)--103.4%.................   126,647,245
 Liabilities in excess of other assets--(3.4)%...................    (4,203,679)
                                                                   ------------
 NET ASSETS--100.0%..............................................  $122,443,566
                                                                   ============

--------
* Variable rate security. Rate represents rate in effect at June 30, 2000. Date presented represents next rate change date.

AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax Paper
FGIC - Financial Guaranty Insurance Corp.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
NA - National Association (National Bank)
SPA - Standby Purchase Agreement

See Notes to Financial Statements.

HSBC Funds Trust

Statements of Assets and Liabilities
June 30, 2000 (Unaudited)

                                                                      New York
                              Cash       Government   U.S. Treasury   Tax-Free
                           Management   Money Market  Money Market  Money Market
                              Fund          Fund          Fund          Fund
                          ------------  ------------  ------------- ------------
Assets:
 Investments, at value
  (cost $413,427,957,
  $52,278,291,
  $14,289,079, and
  $126,647,245,
  respectively).........  $413,427,957  $52,278,291    $14,289,079  $126,647,245
 Repurchase agreements..            --           --     34,601,000            --
                          ------------  -----------    -----------  ------------
  Total Investments.....   413,427,957   52,278,291     48,890,079   126,647,245
 Cash...................            --           --            673            --
 Interest receivable....     3,175,126      495,248        117,183     1,137,135
 Dividends receivable...            --           --             --         6,470
 Prepaid expenses.......        33,512        7,138          4,217        11,011
                          ------------  -----------    -----------  ------------
  Total Assets..........   416,636,595   52,780,677     49,012,152   127,801,861
                          ------------  -----------    -----------  ------------
Liabilities:
 Payable to custodian...       588,211    1,115,762             --            --
 Payable for investment
  securities purchased..            --           --             --     4,921,367
 Dividends payable......     2,121,199      271,471        238,751       356,907
 Accrued expenses and
  other liabilities:
 Investment advisory....        85,898       10,639          7,848        29,304
 Administration.........        29,904        4,608          4,269        10,368
 Service organization...         1,865           --             --            --
 Distribution...........        49,362        1,829          2,771         3,630
 Other..................        74,930        9,919         14,811        36,719
                          ------------  -----------    -----------  ------------
  Total Liabilities.....     2,951,369    1,414,228        268,450     5,358,295
                          ------------  -----------    -----------  ------------
  Net Assets............  $413,685,226  $51,366,449    $48,743,702  $122,443,566
                          ============  ===========    ===========  ============
Composition of Net
 Assets:
 Capital................  $413,690,898  $51,369,056    $48,745,805  $122,457,273
 Accumulated net
  realized losses from
  investment
  transactions..........        (5,672)      (2,607)        (2,103)      (13,707)
                          ------------  -----------    -----------  ------------
Net Assets..............  $413,685,226  $51,366,449    $48,743,702  $122,443,566
                          ============  ===========    ===========  ============
Class A Shares:
 Net assets.............  $404,057,404  $51,366,449    $48,743,702  $122,443,566
 Shares outstanding.....   404,059,943   51,369,923     48,744,179   122,452,358
                          ------------  -----------    -----------  ------------
 Net Asset Value,
  Offering Price and
  Redemption Price
  per share.............         $1.00        $1.00          $1.00         $1.00
                          ============  ===========    ===========  ============
Class B Shares:
 Net assets.............  $     10,241
 Shares outstanding.....        10,241
                          ------------
 Net Asset Value,
  Offering Price and
  Redemption Price
  per share*............         $1.00
                          ============
Class C Shares:
 Net assets.............  $  9,617,581
 Shares outstanding.....     9,617,580
                          ------------
 Net Asset Value,
  Offering Price and
  Redemption Price
  per share*............         $1.00
                          ============

--------
* Redemption Price per share varies based on the length of time shares are held.

See Notes to Financial Statements.

HSBC Funds Trust

Statements of Operations
For the six months ended June 30, 2000 (Unaudited)

                                                                     New York
                              Cash       Government  U.S. Treasury   Tax-Free
                           Management   Money Market Money Market  Money Market
                              Fund          Fund         Fund          Fund
                           -----------  ------------ ------------- ------------
Investment Income:
 Interest................. $12,087,054   $1,802,633   $1,412,551    $2,252,616
 Dividends................     337,684       31,822       21,335        12,699
                           -----------   ----------   ----------    ----------
Total Investment Income...  12,424,738    1,834,455    1,433,886     2,265,315
                           -----------   ----------   ----------    ----------
Expenses:
 Investment advisory......     696,954      107,286       86,652       202,473
 Administration...........     272,826       45,980       37,137        86,775
 Service organization:
  Class B Shares*.........           9           --           --            --
  Class C Shares*.........       7,117           --           --            --
 Distribution:
  Class A Shares..........     302,262        9,032       23,035        57,951
  Class B Shares*.........          13           --           --            --
  Class C Shares*.........      10,676           --           --            --
 Custodian................      22,800        3,446        3,185        11,310
 Transfer agent...........     149,703       20,232       17,285        27,528
 Other....................     188,939       42,023       27,677        63,503
                           -----------   ----------   ----------    ----------
   Total expenses before
    contractual fee
    reductions and
    reimbursements........   1,651,299      227,999      194,971       449,540
   Contractual fee
    reductions and
    reimbursements........    (335,170)     (29,233)     (34,997)      (72,969)
                           -----------   ----------   ----------    ----------
Net Expenses..............   1,316,129      198,766      159,974       376,571
                           -----------   ----------   ----------    ----------
Net Investment Income.....  11,108,609    1,635,689    1,273,912     1,888,744
                           -----------   ----------   ----------    ----------
 Net realized gains from
  investment
  transactions............          32           --           --            --
                           -----------   ----------   ----------    ----------
Change in net assets
 resulting from
 operations............... $11,108,641   $1,635,689   $1,273,912    $1,888,744
                           ===========   ==========   ==========    ==========

--------
*  Class B Shares and Class C Shares commenced offering on July 1, 1999.

See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

HSBC Funds Trust

Statements of Changes in Net Assets

                                                   Cash Management Fund
                                             ----------------------------------
                                                 For the           For the
                                             six months ended    year ended
                                              June 30, 2000   December 31, 1999
                                             ---------------- -----------------
                                               (Unaudited)
Investment Activities:
Operations:
 Net investment income......................   $ 11,108,609     $ 17,135,061
 Net realized gains (losses) from investment
  transactions..............................             32               82
                                               ------------     ------------
 Change in net assets resulting from
  operations................................     11,108,641       17,135,143
                                               ------------     ------------
Dividends:
 From net investment income:
  Class A Shares............................    (11,035,480)     (17,134,825)
  Class B Shares*...........................           (182)            (122)
  Class C Shares*...........................        (72,947)            (114)
                                               ------------     ------------
 Change in net assets from shareholder
  dividends.................................    (11,108,609)     (17,135,061)
                                               ------------     ------------
 Change in net assets from capital share
  transactions..............................     31,378,812       64,754,179
                                               ------------     ------------
 Change in net assets.......................     31,378,844       64,754,261
                                               ------------     ------------
Net Assets:
 Beginning of period........................    382,306,382      317,552,121
                                               ------------     ------------
 End of period..............................   $413,685,226     $382,306,382
                                               ============     ============

--------
*Class B Shares and Class C Shares commenced offering on July 1, 1999.

See Notes to Financial Statements.

   Government Money Market Fund      U.S. Treasury Money Market Fund   New York Tax-Free Money Market Fund
----------------------------------- ---------------------------------- ---------------------------------------
    For the            For the          For the           For the           For the              For the
six months ended     year ended     six months ended    year ended     six months ended         year ended
 June 30, 2000    December 31, 1999  June 30, 2000   December 31, 1999   June 30, 2000      December 31, 1999
----------------  ----------------- ---------------- ----------------- -----------------    ------------------
  (Unaudited)                         (Unaudited)                         (Unaudited)
  $ 1,635,689       $  2,834,032      $ 1,273,912       $ 1,433,200      $       1,888,744    $       2,663,992
           --             (1,539)              --            (1,727)                    --                   --
  -----------       ------------      -----------       -----------      -----------------    -----------------
    1,635,689          2,832,493        1,273,912         1,431,473              1,888,744            2,663,992
  -----------       ------------      -----------       -----------      -----------------    -----------------
   (1,635,689)        (2,834,032)      (1,273,912)       (1,433,200)            (1,888,744)          (2,663,992)
           --                 --               --                --                     --                   --
           --                 --               --                --                     --                   --
  -----------       ------------      -----------       -----------      -----------------    -----------------
   (1,635,689)        (2,834,032)      (1,273,912)       (1,433,200)            (1,888,744)          (2,663,992)
  -----------       ------------      -----------       -----------      -----------------    -----------------
   (1,681,588)       (24,304,197)      16,291,557         6,578,132             15,550,309           12,633,917
  -----------       ------------      -----------       -----------      -----------------    -----------------
   (1,681,588)       (24,305,736)      16,291,557         6,576,405             15,550,309           12,633,917
  -----------       ------------      -----------       -----------      -----------------    -----------------
   53,048,037         77,353,773       32,452,145        25,875,740            106,893,257           94,259,340
  -----------       ------------      -----------       -----------      -----------------    -----------------
  $51,366,449       $ 53,048,037      $48,743,702       $32,452,145      $     122,443,566    $     106,893,257
  ===========       ============      ===========       ===========      =================    =================

HSBC Funds Trust

Notes to Financial Statements
June 30, 2000 (Unaudited)


1.Organization

  HSBC Funds Trust (the "Trust") was organized in Massachusetts on October 31, 1985 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with four investment portfolios; the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund (individually a "Fund," collectively the "Funds").

  The Funds are authorized to issue three classes of shares as follows: Class A Shares, Class B Shares, and Class C Shares. At June 30, 2000, the Funds had not issued Class B Shares or Class C Shares with the exception of the Cash Management Fund, which has Class B Shares and Class C Shares outstanding. Each class has identical rights and privileges except with respect to the fees paid under service organization and distribution plans, voting matters affecting a single class of shares and the exchange privileges of each class of shares.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  Securities Valuation:

  Bonds and other fixed-income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuation and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

  Security Transactions and Related Income:

  Security transactions are recorded on the date the security is purchased or sold ("trade date"). Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

HSBC Funds Trust

  Expense Allocation:

  Expenses directly attributed to each Fund in the Trust are charged to that Fund's operations; expenses, which are applicable to all Funds, are allocated among them on the basis of relative net assets or another appropriate basis. Expenses specific to a class are charged to that class.

  Repurchase Agreements:

  The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a market value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements is held by the Funds' custodian, either physically or in book entry form.

  Concentration of Credit Risk:

  The New York Tax-Free Money Market Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than is a municipal money market fund that is not concentrated in these issuers to the same extent.

  Federal Income Taxes and Dividends:

  Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. Dividends from net investment income are declared daily and paid monthly. Dividends from net realized gains, if any, are declared and paid at least annually by the Funds. To the extent that net realized gains of a Fund can be reduced by any capital loss carryovers of that Fund, such gains will not be distributed. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies. Accordingly, no provision for federal or excise tax is required.

3.Related Party Transactions

  Investment Adviser:

  The Trust retains HSBC Asset Management Americas Inc. to act as Investment Adviser (the "Investment Adviser") for the Funds. The Investment Adviser is the North American investment management affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation). As compensation for its services the Investment Adviser is entitled to receive a fee, computed daily, and paid monthly, at the following annual rates:

HSBC Funds Trust

                                                                 Investment
   Portion of each Fund's Average Daily Net Assets            Advisory Fee Rate
   -----------------------------------------------            -----------------
   Up to $500 million........................................      0.350%
   In excess of $500 million but not exceeding $1 billion....      0.315%
   In excess of $1 billion but not exceeding $1.5 billion....      0.280%
   In excess of $1.5 billion.................................      0.245%

  The Investment Adviser has agreed to contractually limit expenses through December 31, 2000 by reimbursing its Investment Adviser fee to the extent the ordinary operating expenses exceed 0.65% of average daily net assets for Class A Shares and 1.50% for Class B Shares and Class C Shares for each Fund.

  Administrator:

  BISYS Fund Services Ohio, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., with whom certain officers are affiliated, serves the Trust as administrator. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust. In accordance with the terms of the Management and Administration Agreement, BISYS is entitled to a fee accrued daily, and paid monthly, at the following rate:

                                                                 Administration
   Based on Average Daily Net Assets                                Fee Rate
   ---------------------------------                             --------------
   Up to $200 million...........................................     0.150%
   In excess of $200 million but not exceeding $400 million.....     0.125%
   In excess of $400 million but not exceeding $600 million.....     0.100%
   In excess of $600 million....................................     0.080%

  BISYS is contractually reducing its Administration fee to 0.10% of each Fund's average net assets.

  Distribution:

  The Trust has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. BISYS Fund Services Limited Partnership (the "Distributor") serves as distributor of the Funds. The Plan provides for a monthly payment by a Fund to the Distributor for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.20% of the average net assets of Class A Shares and 0.75% of the average net assets of Class B Shares and Class C Shares.

  Service Organization:

  The Funds may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations (the "Service Organization") whereby each Service Organization provides record keeping and certain administration services for its customers who invest in the Funds through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments for the performance of its service under the Service Agreement. The payments from the Funds on an annual basis will not exceed 0.35% (Class A Shares) and 0.50% (Class B Shares and Class C Shares each) of the average value of the Funds' shares held in the sub-accounts of the Service Organizations. During the six months ended June 30, 2000, the Funds Class A Shares did not participate in any service agreements.

HSBC Funds Trust

  Fund Accountant, Transfer Agent, and Custodian:

  BISYS provides fund accounting and transfer agent services for the Funds. In addition, Bank of New York serves as custodian for the Funds. For these services to the Funds, BISYS and Bank of New York receive an annual fee accrued daily and paid monthly.

  Legal Counsel:

  A partner of the Trust's legal counsel served as Secretary of the Trust. Paul, Weiss, Rifkind, Wharton and Garrison served as the Trust's legal counsel for the six months ended June 30, 2000. For the six months ended June 30, 2000, legal fees incurred by the Funds totaled $46,368 for the Cash Management Fund, $6,797 for the Government Money Market Fund, $5,131 for the U. S. Treasury Money Market Fund and $14,047, for the New York Tax-Free Money Market Fund, respectively.

  Fee Reductions and Reimbursements:

  Information regarding these transactions is as follows for the six months ended June 30, 2000:

                                                                    Service
                                                                 Organization
                                                                     Fees
                                    Investment   Administration  contractually
                                   Advisory Fees      Fees          reduced
                                   contractually contractually  ---------------
                                    reimbursed      reduced     Class B Class C
                                   ------------- -------------- ------- -------
   Cash Management Fund..........    $232,043       $99,564       $ 4   $3,559
   Government Money Market Fund..      13,907        15,326        --       --
   U.S. Treasury Money Market
    Fund.........................      22,618        12,379        --       --
   New York Tax-Free Money Market
    Fund.........................      44,045        28,924        --       --

4.Capital Share Transactions:

  The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in dollars and shares for the six months ended June 30, 2000 were as follows:

HSBC Funds Trust

                              Cash Management Fund         Government Money Market Fund
                         -------------------------------- --------------------------------
                            For the                          For the
                          six months         For the       six months         For the
                             ended         year ended         ended         year ended
                         June 30, 2000  December 31, 1999 June 30, 2000  December 31, 1999
                         -------------  ----------------- -------------  -----------------
                          (Unaudited)                      (Unaudited)
 CAPITAL TRANSACTIONS:
 Class A Shares:
  Proceeds from shares
   issued............... $911,529,034    $ 1,597,112,073  $ 76,191,015     $ 148,558,159
  Dividends reinvested..    8,639,020         13,695,775       532,079         1,046,797
  Cost of shares
   redeemed............. (898,406,746)    (1,546,063,987)  (78,404,682)     (173,909,153)
                         ------------    ---------------  ------------     -------------
  Class A Shares capital
   transactions.........   21,761,308         64,743,861    (1,681,588)      (24,304,197)
                         ------------    ---------------  ------------     -------------
 Class B Shares:
  Proceeds from shares
   issued...............        5,000              5,000            --                --
  Dividends reinvested..          160                101            --                --
  Cost of shares
   redeemed.............           --                (20)           --                --
                         ------------    ---------------  ------------     -------------
  Class B Shares capital
   transactions.........        5,160              5,081            --                --
                         ------------    ---------------  ------------     -------------
 Class C Shares:
  Proceeds from shares
   issued...............   38,052,626              5,555            --                --
  Dividends reinvested..       34,533                 97            --                --
  Cost of shares
   redeemed.............  (28,474,815)              (415)           --                --
                         ------------    ---------------  ------------     -------------
  Class C Shares capital
   transactions.........    9,612,344              5,237            --                --
                         ------------    ---------------  ------------     -------------
 Change in net assets
  from capital
  transactions.......... $ 31,378,812    $    64,754,179  $ (1,681,588)    $ (24,304,197)
                         ============    ===============  ============     =============
 SHARE TRANSACTIONS:
 Class A Shares:
  Issued................  911,529,034      1,597,112,073    76,191,015       148,558,159
  Reinvested............    8,639,020         13,695,775       532,079         1,046,797
  Redeemed.............. (898,406,746)    (1,546,063,987)  (78,404,682)     (173,909,153)
                         ------------    ---------------  ------------     -------------
  Change in Class A
   Shares...............   21,761,308         64,743,861    (1,681,588)      (24,304,197)
                         ------------    ---------------  ------------     -------------
 Class B Shares:
  Issued................        5,000              5,000            --                --
  Reinvested............          160                101            --                --
  Redeemed..............           --                (20)           --                --
                         ------------    ---------------  ------------     -------------
  Change in Class B
   Shares...............        5,160              5,081            --                --
                         ------------    ---------------  ------------     -------------
 Class C Shares:
  Issued................   38,052,626              5,555            --                --
  Reinvested............       34,533                 97            --                --
  Redeemed..............  (28,474,815)              (415)           --                --
                         ------------    ---------------  ------------     -------------
  Change in Class C
   Shares...............    9,612,344              5,237            --                --
                         ------------    ---------------  ------------     -------------
 Change in shares from
  share transactions....   31,378,812         64,754,179    (1,681,588)      (24,304,197)
                         ============    ===============  ============     =============

HSBC Funds Trust

                                                   New York Tax-Free
    U.S. Treasury Money Market Fund                Money Market Fund
   ------------------------------------    --------------------------------------
      For the                                 For the
    six months            For the           six months             For the
       ended            year ended             ended             year ended
   June 30, 2000     December 31, 1999     June 30, 2000      December 31, 1999
   -------------     -----------------     -------------      -----------------
    (Unaudited)                             (Unaudited)

   $ 247,849,497       $ 163,205,293       $ 129,624,504        $ 165,282,874
         939,679           1,006,458           1,384,976            2,019,666
    (232,497,619)       (157,633,619)       (115,459,171)        (154,668,623)
   -------------       -------------       -------------        -------------
      16,291,557           6,578,132          15,550,309           12,633,917
   -------------       -------------       -------------        -------------

              --                  --                  --                   --
              --                  --                  --                   --
              --                  --                  --                   --
   -------------       -------------       -------------        -------------
              --                  --                  --                   --
   -------------       -------------       -------------        -------------

              --                  --                  --                   --
              --                  --                  --                   --
              --                  --                  --                   --
   -------------       -------------       -------------        -------------
              --                  --                  --                   --
   -------------       -------------       -------------        -------------
   $  16,291,557       $   6,578,132       $  15,550,309        $  12,633,917
   =============       =============       =============        =============

     247,849,497         163,205,293         129,624,504          165,282,874
         939,679           1,006,458           1,384,976            2,019,666
    (232,497,619)       (157,633,619)       (115,459,171)        (154,668,623)
   -------------       -------------       -------------        -------------
      16,291,557           6,578,132          15,550,309           12,633,917
   -------------       -------------       -------------        -------------

              --                  --                  --                   --
              --                  --                  --                   --
              --                  --                  --                   --
   -------------       -------------       -------------        -------------
              --                  --                  --                   --
   -------------       -------------       -------------        -------------

              --                  --                  --                   --
              --                  --                  --                   --
              --                  --                  --                   --
   -------------       -------------       -------------        -------------
              --                  --                  --                   --
   -------------       -------------       -------------        -------------
      16,291,557           6,578,132          15,550,309           12,633,917
   =============       =============       =============        =============

HSBC Funds Trust

FINANCIAL HIGHLIGHTS

                             CASH MANAGEMENT FUND

Selected per share data for a share outstanding throughout the period indicated.

                                                Class A Shares*
                         -----------------------------------------------------------------
                             For the            For the year ended December 31,
                         six months ended ------------------------------------------------
                          June 30, 2000     1999      1998      1997      1996      1995
                         ---------------- --------  --------  --------  --------  --------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....     $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                             --------     --------  --------  --------  --------  --------
Investment Activities:
 Net investment income..         0.03         0.05      0.05      0.05      0.05      0.05
                             --------     --------  --------  --------  --------  --------
Total from investment
 activities.............         0.03         0.05      0.05      0.05      0.05      0.05
                             --------     --------  --------  --------  --------  --------
Dividends:
 Net investment income..        (0.03)       (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
                             --------     --------  --------  --------  --------  --------
Total dividends.........        (0.03)       (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
                             --------     --------  --------  --------  --------  --------
Net Asset Value, End
 of Period..............     $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                             ========     ========  ========  ========  ========  ========
Total Return............         2.81%(a)     4.75%     5.15%     5.18%     5.00%     5.41%
Ratios/Supplemental
 Data:
 Net assets at end of
  period (000's)........     $404,060     $382,296  $317,552  $184,205  $220,960  $170,869
 Ratio of expenses to
  average net assets....         0.65%(b)     0.65%     0.65%     0.63%     0.68%     0.79%
 Ratio of net investment
  income to average
  net assets............         5.58%(b)     4.66%     5.01%     5.06%     4.88%     5.29%
 Ratio of expenses to
  average net assets**..       (c)            0.90%     0.87%     0.83%     0.80%     0.80%

--------
(a)  Not annualized.

(b)  Annualized.

(c) For the six months ended June 30, 2000, there were no voluntary reductions/reimbursements.

 * Effective July 1, 1999, the Fund designated the existing shares as Class A Shares.

** During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the six months ended June 30, 2000, ratios are calculated using voluntary reductions/reimbursements only.

See Notes to Financial Statements.

HSBC Funds Trust

FINANCIAL HIGHLIGHTS

                             CASH MANAGEMENT FUND

Selected per share data for a share outstanding throughout the period indicated.

                                 Class B Shares*               Class C Shares*
                          ----------------------------- -----------------------------
                              For the        For the        For the        For the
                          six months ended period ended six months ended period ended
                              June 30,     December 31,     June 30,     December 31,
                                2000           1999           2000           1999
                          ---------------- ------------ ---------------- ------------
                            (Unaudited)                   (Unaudited)
Net Asset Value,
 Beginning of Period....       $ 1.00         $ 1.00         $ 1.00         $ 1.00
                               ------         ------         ------         ------
Investment Activities:
 Net investment income..         0.03           0.02           0.02           0.02
                               ------         ------         ------         ------
Total from investment
 activities.............         0.03           0.02           0.02           0.02
                               ------         ------         ------         ------
Dividends:
 Net investment income..        (0.03)         (0.02)         (0.02)         (0.02)
                               ------         ------         ------         ------
Total dividends.........        (0.03)         (0.02)         (0.02)         (0.02)
                               ------         ------         ------         ------
Net Asset Value, End
 of Period..............       $ 1.00         $ 1.00         $ 1.00         $ 1.00
                               ======         ======         ======         ======
Total Return (excludes
 redemption charge)(a)..         2.65%          2.47%          2.35%          2.28%
Ratios/Supplemental
 Data:
 Net assets at end of
  period (000's)........       $   10         $    5         $9,618         $    5
 Ratio of expenses to
  average
  net assets(b).........         1.10%          0.65%          1.51%          1.02%
 Ratio of net investment
  income to average
  net assets(b).........         5.23%          4.85%          5.12%          4.47%
 Ratio of expenses to
  average
  net assets**(b).......        (c)             0.93%         (c)             1.17%

--------
(a)  Not annualized.

(b)  Annualized.

(c) For the six months ended June 30, 2000, there were no voluntary reductions/reimbursements.

 * Effective July 1, 1999, the Fund commenced offering Class B Shares and Class C Shares.

** During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the six months ended June 30, 2000, ratios are calculated using voluntary reductions/reimbursements only.

See Notes to Financial Statements.

HSBC Funds Trust

FINANCIAL HIGHLIGHTS

                         GOVERNMENT MONEY MARKET FUND

Selected per share data for a share outstanding throughout the period indicated.

                                              Class A Shares*
                         -------------------------------------------------------------
                             For the          For the year ended December 31,
                         six months ended --------------------------------------------
                          June 30, 2000    1999     1998      1997     1996     1995
                         ---------------- -------  -------  --------  -------  -------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....     $  1.00      $  1.00  $  1.00  $   1.00  $  1.00  $  1.00
                             -------      -------  -------  --------  -------  -------
Investment Activities:
 Net investment income..        0.03         0.05     0.05      0.05     0.05     0.05
                             -------      -------  -------  --------  -------  -------
Total from investment
 activities.............        0.03         0.05     0.05      0.05     0.05     0.05
                             -------      -------  -------  --------  -------  -------
Dividends:
 Net investment income..       (0.03)       (0.05)   (0.05)    (0.05)   (0.05)   (0.05)
                             -------      -------  -------  --------  -------  -------
Total dividends.........       (0.03)       (0.05)   (0.05)    (0.05)   (0.05)   (0.05)
                             -------      -------  -------  --------  -------  -------
Net Asset Value, End
 of Period..............     $  1.00      $  1.00  $  1.00  $   1.00  $  1.00  $  1.00
                             =======      =======  =======  ========  =======  =======
Total Return............        2.68%(a)     4.65%    5.01%     5.05%    4.87%    5.32%
Ratios/Supplemental
 Data:
 Net assets at end of
  period (000's)........     $51,366      $53,048  $77,354  $100,862  $87,392  $86,850
 Ratio of expenses to
  average net assets....        0.65%(b)     0.65%    0.62%     0.63%    0.72%    0.76%
 Ratio of net investment
  income to average
  net assets............        5.34%(b)     4.54%    4.86%     4.94%    4.75%    5.21%
 Ratio of expenses to
  average net assets**..       (c)           0.85%    0.80%     0.79%    0.84%    0.78%

--------
(a)  Not annualized.

(b)  Annualized.

(c) For the six months ended June 30, 2000, there were no voluntary reductions/reimbursements.

 * Effective July 1, 1999, the Fund designated the existing shares as Class A Shares.

** During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the six months ended June 30, 2000, ratios are calculated using voluntary reductions/reimbursements only.

See Notes to Financial Statements.

HSBC Funds Trust

FINANCIAL HIGHLIGHTS

                        U.S. TREASURY MONEY MARKET FUND

Selected per share data for a share outstanding throughout the period indicated.

                                             Class A Shares*
                         ------------------------------------------------------------
                             For the          For the year ended December 31,
                         six months ended -------------------------------------------
                          June 30, 2000    1999     1998     1997     1996     1995
                         ---------------- -------  -------  -------  -------  -------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....     $  1.00      $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                             -------      -------  -------  -------  -------  -------
Investment Activities:
 Net investment income..        0.03         0.04     0.05     0.05     0.05     0.05
                             -------      -------  -------  -------  -------  -------
Total from investment
 activities.............        0.03         0.04     0.05     0.05     0.05     0.05
                             -------      -------  -------  -------  -------  -------
Dividends:
 Net investment income..       (0.03)       (0.04)   (0.05)   (0.05)   (0.05)   (0.05)
                             -------      -------  -------  -------  -------  -------
Total dividends.........       (0.03)       (0.04)   (0.05)   (0.05)   (0.05)   (0.05)
                             -------      -------  -------  -------  -------  -------
Net Asset Value, End
 of Period..............     $  1.00      $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                             =======      =======  =======  =======  =======  =======
Total Return............        2.57%(a)     4.39%    4.86%    4.98%    4.68%    5.04%
Ratios/Supplemental
 Data:
 Net assets at end of
  period (000)..........     $48,744      $32,452  $25,876  $25,507  $28,962  $32,500
 Ratio of expenses to
  average net assets....        0.65%(b)     0.65%    0.65%    0.65%    0.78%    0.82%
 Ratio of net investment
  income to average
  net assets............        5.15%(b)     4.30%    4.75%    4.86%    4.57%    4.94%
 Ratio of expenses to
  average net assets**..       (c)           0.91%    0.94%    0.94%    0.95%    0.84%

--------
(a)  Not annualized.

(b)  Annualized.

(c) For the six months ended June 30, 2000, there were no voluntary fee reductions/reimbursements.

 * Effective July 1, 1999, the Fund designated the existing shares as Class A Shares.

** During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the six months ended June 30, 2000, ratios are calculated using voluntary reductions/reimbursements only.

See Notes to Financial Statements.

HSBC Funds Trust

FINANCIAL HIGHLIGHTS

                      NEW YORK TAX-FREE MONEY MARKET FUND

Selected per share data for a share outstanding throughout the period indicated.

                                              Class A Shares*
                         -------------------------------------------------------------
                             For the          For the year ended December 31,
                         six months ended --------------------------------------------
                          June 30, 2000     1999     1998     1997     1996     1995
                         ---------------- --------  -------  -------  -------  -------
                           (Unaudited)
Net Asset Value,
 Beginning of Period....     $   1.00     $   1.00  $  1.00  $  1.00  $  1.00  $  1.00
                             --------     --------  -------  -------  -------  -------
Investment Activities:
 Net investment income..         0.02         0.03     0.03     0.03     0.03     0.03
                             --------     --------  -------  -------  -------  -------
Total from investment
 activities.............         0.02         0.03     0.03     0.03     0.03     0.03
                             --------     --------  -------  -------  -------  -------
Dividends:
 Net investment income..        (0.02)       (0.03)   (0.03)   (0.03)   (0.03)   (0.03)
                             --------     --------  -------  -------  -------  -------
Total dividends.........        (0.02)       (0.03)   (0.03)   (0.03)   (0.03)   (0.03)
                             --------     --------  -------  -------  -------  -------
Net Asset Value, End
 of Period..............     $   1.00     $   1.00  $  1.00  $  1.00  $  1.00  $  1.00
                             ========     ========  =======  =======  =======  =======
Total Return............         1.63%(a)     2.64%    2.83%    3.14%    2.92%    3.17%
Ratios/Supplemental
 Data:
 Net assets at end of
  period (000)..........     $122,444     $106,893  $94,259  $86,729  $70,339  $64,884
 Ratio of expenses to
  average net assets....         0.65%(b)     0.65%    0.64%    0.52%    0.59%    0.69%
 Ratio of net investment
  income to average
  net assets............         3.27%(b)     2.61%    2.78%    3.09%    2.88%    3.13%
 Ratio of expenses to
  average net assets**..       (c)            0.88%    0.82%    0.80%    0.87%    0.85%

--------
(a)  Not annualized.

(b)  Annualized.

(c) For the six months ended June 30, 2000, there were no voluntary fee reductions/reimbursements.

 * Effective July 1, 1999, the Fund designated the existing shares as Class A Shares.

** During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the six months ended June 30, 2000, ratios are calculated using voluntary reductions/reimbursements only.

See Notes to Financial Statements.

                                            HSBC Funds Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                            [Logo of HSBC Asset Management
                                            Americas Inc. Appears Here.]
--------------------------------------------------------------------------------

                                            Cash Management Fund
                                            Government Money Market Fund
                                            U.S. Treasury Money Market Fund
                                            New York Tax-Free Money Market
                                            Fund

HSBC/SM/ Funds Trust
3435 Stelzer Road
Columbus, Ohio 43219

Information:
(800) 634-2536

Investment Adviser
HSBC Asset Management Americas Inc.
140 Broadway (6th Floor)
New York, New York 10005-1180

Distributor, Administrator, Transfer Agent and Dividend Disbursing Agent
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

Custodian
The Bank of New York
90 Washington Street
New York, New York 10286

Independent Auditors
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

Legal Counsel
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of Americas
New York, New York 10019

This report is for the information of the shareholders of HSBC Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus. Shares of the Funds are not an obligation of or guaranteed or endorsed by HSBC Holdings plc or its affiliates. An investment in the Funds is neither insured nor guaranteed by the FDIC or any other government agency. Although the trust attempts to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
                                                                            8/00
Semi-Annual Report
June 30, 2000

Managed by:
HSBC Asset Management Americas Inc.

Sponsored and distributed by:
BISYS Fund Services